Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating Income
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	$ 1,783	$ 1,756	$ 1,613	$ 2,143	$ 2,592	$ 2,450	$ 2,448	$ 2,001	$ 7,295	$ 9,491
Income Tax Benefits	(66)	(64)	(127)	150	202	58	168	113	(107)	541
Net Income	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 2,390	$ 2,392	$ 2,280	$ 1,888	7,402	8,950
Comprehensive income									4,780	10,804
Parent Company
Operating Income
Dividends from subsidiary									11,159	12,103
Interest and dividend income from securities and federal funds									1	9
Total operating income									11,160	12,112
General, Administrative and Other Expenses									5,076	4,390
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary									6,084	7,722
Income Tax Benefits									1,158	983
Income (Loss) Before Equity in Undistributed Income of Subsidiary									7,242	8,705
Equity in Undistributed Income of Subsidiary									160	245
Net Income									7,402	8,950
Comprehensive income									$ 4,780	$ 10,808